Cover	Jul. 14, 2026
Cover [Abstract]
Entity Registrant Name	Kingfish Holding Corporation
Entity Central Index Key	0001374881
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jul. 14, 2026
Entity File Number	000-52375
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-4838580
Entity Address Address Line 1	822 62nd Street Circle East
Entity Address City Or Town	Bradenton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34208
City Area Code	941
Local Phone Number	487-3653
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	Kingfish Holding Corporation (the “Company”) is filing this Form 8-K/A as an amendment to the Current Report on Form 8-K filed by the Company on July 20, 2026 (the “Original 8-K”), reporting the appointment of Lisa Matthews as the Company’s Chief Operating Officer effective July 14, 2026. This Amendment to the Original 8-K discloses, among other things, the material terms of Ms. Matthews’s employment agreement, which was not yet finalized at the time of the filing of the Original 8-K.